Column Small Cap Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Aerospace & Defense - 2.6%
AAR Corp. (a)	9,602	$589,659
Astronics Corp. (a)	4,046	126,316
ATI, Inc. (a)	9,525	758,571
Babcock International Group PLC	63,355	802,359
BWX Technologies, Inc.	10,985	1,379,716
Hexcel Corp.	15,871	839,417
Huntington Ingalls Industries, Inc.	9,103	2,030,515
Leonardo DRS, Inc.	16,532	699,304
Melrose Industries PLC	133,163	844,356
Mercury Systems, Inc. (a)	11,117	547,512
QinetiQ Group PLC	275,072	1,843,305
Senior PLC	317,578	729,062
		11,190,092

Air Freight & Logistics - 0.6%
Cargojet, Inc.	5,605	381,631
GXO Logistics, Inc. (a)	46,048	1,894,415
Hub Group, Inc. - Class A	6,774	228,351
		2,504,397

Automobile Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	13,181	57,864
Dana, Inc.	19,029	316,452
Gentherm, Inc. (a)	13,854	379,115
Goodyear Tire & Rubber Co. (a)	28,326	323,200
Holley, Inc. (a)	137,901	267,528
LCI Industries	2,614	227,784
Lear Corp.	7,662	692,798
Motorcar Parts of America, Inc. (a)	1,574	17,534
Phinia, Inc.	5,399	234,317
Standard Motor Products, Inc.	1,794	54,358
Stoneridge, Inc. (a)	2,330	11,697
Strattec Security Corp. (a)	100	5,598
Visteon Corp. (a)	2,226	187,930
		2,776,175

Automobiles - 0.2%
Harley-Davidson, Inc.	12,570	304,320
Thor Industries, Inc.	4,414	358,373
Winnebago Industries, Inc.	784	26,601
		689,294

Banks - 10.8%
1st Source Corp.	773	46,813
ACNB Corp.	668	27,769
Amalgamated Financial Corp.	1,815	54,849
Amerant Bancorp, Inc.	396	6,942
Ameris Bancorp	4,566	280,672
Arrow Financial Corp.	1,187	30,565
Associated Banc-Corp.	7,545	174,818
Atlantic Union Bankshares Corp.	33,686	1,011,254
Axos Financial, Inc. (a)	4,138	287,757
Banc of California, Inc.	28,846	395,767
BancFirst Corp.	25	3,093
Bancorp, Inc. (a)	14,491	740,490
Bank First Corp.	200	23,260
Bank of Hawaii Corp.	2,953	196,404
Bank of Marin Bancorp	923	19,669
Bank of NT Butterfield & Son Ltd.	3,631	153,083
Bank OZK	8,659	383,853
BankUnited, Inc.	5,040	171,259
Banner Corp.	2,340	144,261
Bar Harbor Bankshares	953	27,713
BayCom Corp.	438	11,559
Berkshire Hills Bancorp, Inc.	2,711	67,124
BOK Financial Corp.	797	75,253
Bridgewater Bancshares, Inc. (a)	765	11,200
Brookline Bancorp, Inc.	5,515	56,970
Business First Bancshares, Inc.	1,960	46,628
Byline Bancorp, Inc.	2,079	53,784
C&F Financial Corp.	123	8,184
Cadence Bank	48,310	1,463,793
Camden National Corp.	13,290	522,829
Capital Bancorp, Inc.	382	12,339
Capital City Bank Group, Inc.	856	32,305
Carter Bankshares, Inc. (a)	1,424	23,425
Cathay General Bancorp	4,726	202,533
Central Pacific Financial Corp.	1,922	51,317
Chemung Financial Corp.	162	7,593
ChoiceOne Financial Services, Inc.	568	16,801
City Holding Co.	20	2,358
CNB Financial Corp./PA	1,526	33,068
Coastal Financial Corp./WA (a)	707	62,138
Colony Bankcorp, Inc.	628	9,602
Columbia Banking System, Inc.	73,642	1,721,750
Comerica, Inc.	28,475	1,625,638
Community Financial System, Inc.	5,182	291,436
Community Trust Bancorp, Inc.	1,100	56,155
Community West Bancshares	106	1,887
ConnectOne Bancorp, Inc.	2,576	59,171
Cullen/Frost Bankers, Inc.	15,370	1,951,683
Customers Bancorp, Inc. (a)	2,735	139,376
Dime Community Bancshares, Inc.	2,761	70,847
Eagle Bancorp, Inc.	1,978	34,813
Eastern Bankshares, Inc.	1,844	27,660
Enterprise Bancorp, Inc./MA	202	7,787
Enterprise Financial Services Corp.	21,611	1,144,086
Esquire Financial Holdings, Inc.	481	43,646
Fidelity D&D Bancorp, Inc.	193	7,871
Financial Institutions, Inc.	1,179	30,442
First BanCorp/Puerto Rico	38,460	768,431
First Bancorp/Southern Pines NC	21,807	902,156
First Bank/Hamilton NJ	1,610	23,393
First Busey Corp.	5,624	124,403
First Business Financial Services, Inc.	559	27,262
First Commonwealth Financial Corp.	89,505	1,398,068
First Financial Bancorp	5,907	142,713
First Financial Bankshares, Inc.	4,539	160,045
First Financial Corp.	764	39,606
First Interstate BancSystem, Inc. - Class A	49,812	1,352,396
First Merchants Corp.	1,718	64,769
First Mid Bancshares, Inc.	1,408	49,674
First of Long Island Corp.	696	8,262
Flushing Financial Corp.	1,703	20,487
FNB Corp./PA	23,403	324,600
FS Bancorp, Inc.	253	9,718
Fulton Financial Corp.	11,518	198,685
German American Bancorp, Inc.	16,586	633,834
Glacier Bancorp, Inc.	9,248	383,515
Great Southern Bancorp, Inc.	702	39,270
Hancock Whitney Corp.	6,247	341,523
Hanmi Financial Corp.	2,235	51,226
HarborOne Bancorp, Inc.	59	671
HBT Financial, Inc.	457	10,694
Heritage Commerce Corp.	4,001	37,049
Heritage Financial Corp./WA	1,726	40,354
HomeStreet, Inc. (a)	24	313
HomeTrust Bancshares, Inc.	999	36,054
Hope Bancorp, Inc.	7,690	77,208
Horizon Bancorp, Inc./IN	2,971	44,090
Huntington Bancshares, Inc./OH	62,031	969,545
Independent Bank Corp.	2,737	168,326
Independent Bank Corp./MI	1,675	52,813
International Bancshares Corp.	4,105	257,096
Kearny Financial Corp./MD	76	458
Lakeland Financial Corp.	1,989	119,081
Mercantile Bank Corp.	1,209	53,389
Metrocity Bankshares, Inc.	1,332	37,216
Metropolitan Bank Holding Corp. (a)	738	47,726
Mid Penn Bancorp, Inc.	976	26,010
Midland States Bancorp, Inc.	1,681	28,375
MVB Financial Corp.	672	13,144
National Bank Holdings Corp. - Class A	19,036	688,151
National Bankshares, Inc.	209	5,355
NBT Bancorp, Inc.	182	7,617
Northeast Bank	475	39,819
Northfield Bancorp, Inc.	2,447	28,581
Northrim BanCorp, Inc.	428	39,205
Northwest Bancshares, Inc.	7,200	88,416
OceanFirst Financial Corp.	3,769	63,357
OFG Bancorp	3,977	163,614
Old National Bancorp/IN	22,404	467,347
Old Second Bancorp, Inc.	3,088	51,076
Orange County Bancorp, Inc.	356	9,103
Origin Bancorp, Inc.	1,997	68,078
Orrstown Financial Services, Inc.	840	25,250
Pathward Financial, Inc.	1,760	137,368
Peapack-Gladstone Financial Corp.	1,094	29,997
Penns Woods Bancorp, Inc.	73	2,160
Peoples Bancorp, Inc./OH	16,000	469,120
Popular, Inc.	6,095	631,015
Preferred Bank/Los Angeles CA	778	65,049
Primis Financial Corp.	690	6,534
Prosperity Bancshares, Inc.	37,569	2,616,681
QCR Holdings, Inc.	1,174	79,010
RBB Bancorp	1,252	21,259
Red River Bancshares, Inc.	162	9,087
Renasant Corp.	3,375	118,294
Republic Bancorp, Inc./KY - Class A	583	39,959
S&T Bancorp, Inc.	2,499	91,613
Seacoast Banking Corp. of Florida	22,014	568,622
ServisFirst Bancshares, Inc.	44,601	3,319,652
Shore Bancshares, Inc.	1,871	27,111
Simmons First National Corp. - Class A	3,767	70,669
SmartFinancial, Inc.	996	31,653
South Plains Financial, Inc.	846	30,431
Southern First Bancshares, Inc. (a)	504	18,179
Southern Missouri Bancorp, Inc.	616	32,439
Southside Bancshares, Inc.	40	1,128
SouthState Corp.	15,794	1,386,713
Stellar Bancorp, Inc.	822	22,128
Stock Yards Bancorp, Inc.	2,432	178,898
Synovus Financial Corp.	3,913	187,159
Texas Capital Bancshares, Inc. (a)	11,221	804,433
Third Coast Bancshares, Inc. (a)	208	6,377
Timberland Bancorp, Inc./WA	279	8,490
Towne Bank/Portsmouth VA	1,977	68,325
TriCo Bancshares	17,744	707,986
Triumph Financial, Inc. (a)	40,717	2,352,221
TrustCo Bank Corp. NY	1,255	38,955
Trustmark Corp.	2,418	83,324
UMB Financial Corp.	4,314	444,860
United Community Banks, Inc./GA	6,898	198,249
Unity Bancorp, Inc.	290	12,819
Univest Financial Corp.	1,879	55,468
Valley National Bancorp	30,607	268,729
Veritex Holdings, Inc.	3,654	88,427
WaFd, Inc.	5,736	163,017
Washington Trust Bancorp, Inc.	4,878	134,925
Webster Financial Corp.	18,959	976,009
WesBanco, Inc.	18,988	584,451
West BanCorp, Inc.	973	18,857
Westamerica BanCorp	1,868	89,757
Western Alliance Bancorp	22,675	1,641,897
Wintrust Financial Corp.	428	51,107
WSFS Financial Corp.	28,188	1,490,863
Zions Bancorp NA	31,890	1,510,310
		46,985,743

Beverages - 0.1%
Boston Beer Co., Inc. - Class A (a)	754	173,307
Celsius Holdings, Inc. (a)	12,251	464,068
		637,375

Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (a)	10,118	218,245
ADMA Biologics, Inc. (a)	32,136	637,578
Alkermes PLC (a)	25,259	773,178
Arcutis Biotherapeutics, Inc. (a)	20,094	262,026
Biohaven Ltd. (a)	8,034	118,984
Blueprint Medicines Corp. (a)	4,848	491,345
Bridgebio Pharma, Inc. (a)	12,851	440,147
Catalyst Pharmaceuticals, Inc. (a)	10,161	253,619
Celldex Therapeutics, Inc. (a)	8,349	165,143
Centessa Pharmaceuticals PLC - ADR (a)	14,054	189,870
Crinetics Pharmaceuticals, Inc. (a)	8,069	246,185
Cytokinetics, Inc. (a)	5,265	163,320
Emergent BioSolutions, Inc. (a)	8,944	56,526
Halozyme Therapeutics, Inc. (a)	13,945	781,896
Insmed, Inc. (a)	11,348	791,296
Kodiak Sciences, Inc. (a)	3,360	11,424
Madrigal Pharmaceuticals, Inc. (a)	2,117	582,725
Metsera, Inc. (a)	3,702	98,918
Mineralys Therapeutics, Inc. (a)	10,719	167,002
Natera, Inc. (a)	2,402	378,868
Newamsterdam Pharma Co. NV (a)	4,484	81,205
Nuvalent, Inc. - Class A (a)	3,992	297,843
Puma Biotechnology, Inc. (a)	4,822	15,816
Revolution Medicines, Inc. (a)	9,221	363,307
Scholar Rock Holding Corp. (a)	8,474	245,831
Twist Bioscience Corp. (a)	10,378	304,075
Vaxcyte, Inc. (a)	8,715	283,150
Vera Therapeutics, Inc. (a)	5,694	107,901
Viking Therapeutics, Inc. (a)	3,752	100,554
		8,627,977

Broadline Retail - 0.8%
Dillard's, Inc. - Class A	6	2,376
Kohl's Corp.	14,506	117,934
Macy's, Inc.	31,054	369,232
Ollie's Bargain Outlet Holdings, Inc. (a)	27,479	3,062,535
		3,552,077

Building Products - 2.2%
AAON, Inc.	39,256	3,779,960
American Woodmark Corp. (a)	2,961	166,912
Apogee Enterprises, Inc.	2,374	91,755
Armstrong World Industries, Inc.	1,459	227,064
CSW Industrials, Inc.	647	197,846
Fortune Brands Innovations, Inc.	10,161	512,115
Hayward Holdings, Inc. (a)	85,084	1,186,922
Insteel Industries, Inc.	2,308	80,826
Janus International Group, Inc. (a)	23,514	192,109
JELD-WEN Holding, Inc. (a)	9,764	35,639
Resideo Technologies, Inc. (a)	44,657	924,400
Simpson Manufacturing Co., Inc.	1,009	157,101
Tecnoglass, Inc.	1,846	158,073
Trex Co., Inc. (a)	16,857	941,801
UFP Industries, Inc.	9,836	959,600
		9,612,123

Capital Markets - 2.7%
Artisan Partners Asset Management, Inc. - Class A	41,900	1,688,570
BGC Group, Inc. - Class A	129,341	1,200,284
Diamond Hill Investment Group, Inc.	48	6,781
FactSet Research Systems, Inc.	1,476	676,392
Hamilton Lane, Inc. - Class A	6,352	946,448
Houlihan Lokey, Inc.	1,026	179,222
Morningstar, Inc.	15,861	4,891,850
Oppenheimer Holdings, Inc. - Class A	473	30,882
P10, Inc. - Class A	32,368	351,517
Piper Sandler Cos.	1,805	453,867
StoneX Group, Inc. (a)	3,090	261,584
Victory Capital Holdings, Inc. - Class A	18,939	1,174,407
Virtus Investment Partners, Inc.	379	64,695
		11,926,499

Chemicals - 1.8%
AdvanSix, Inc.	2,375	55,836
Ashland, Inc.	11,646	576,594
Avient Corp.	39,442	1,425,040
Cabot Corp.	6,345	473,908
Chemours Co.	11,364	115,117
Core Molding Technologies, Inc. (a)	402	6,701
Ecovyst, Inc. (a)	1,676	12,486
Element Solutions, Inc.	75,600	1,616,328
Elementis PLC	436,669	842,961
Hawkins, Inc.	8,768	1,170,440
Huntsman Corp.	41,419	461,408
Intrepid Potash, Inc. (a)	1,040	39,270
LSB Industries, Inc. (a)	5,554	42,044
Mativ Holdings, Inc.	5,663	32,392
Mosaic Co.	9,578	346,149
NewMarket Corp.	200	128,812
Orion SA	6,551	71,340
Rayonier Advanced Materials, Inc. (a)	5,378	20,705
Sensient Technologies Corp.	3,450	326,129
Stepan Co.	1,910	103,694
Tronox Holdings PLC	11,561	65,667
		7,933,021

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	15,662	824,604
ACCO Brands Corp.	7,346	26,372
Acme United Corp.	469	18,666
Brady Corp. - Class A	2,820	196,752
BrightView Holdings, Inc. (a)	55,402	863,163
Casella Waste Systems, Inc. - Class A (a)	12,491	1,464,070
Civeo Corp.	1,273	27,764
Clean Harbors, Inc. (a)	9,199	2,086,241
Driven Brands Holdings, Inc. (a)	39,309	700,486
Ennis, Inc.	2,615	48,822
Enviri Corp. (a)	69,748	568,446
Healthcare Services Group, Inc. (a)	7,894	111,305
HNI Corp.	7,548	351,209
Interface, Inc.	7,638	153,448
OPENLANE, Inc. (a)	46,755	1,072,092
Rollins, Inc.	3,800	217,550
Steelcase, Inc. - Class A	12,892	132,917
Tetra Tech, Inc.	9,447	330,078
Virco Mfg. Corp.	1,822	15,323
VSE Corp.	1,139	148,173
		9,357,481

Communications Equipment - 1.1%
Aviat Networks, Inc. (a)	1,398	29,987
Calix, Inc. (a)	3,059	141,448
Ciena Corp. (a)	30,622	2,451,597
Extreme Networks, Inc. (a)	26,124	409,363
Harmonic, Inc. (a)	4,818	43,459
NETGEAR, Inc. (a)	2,917	85,556
Ribbon Communications, Inc. (a)	148,313	501,298
Viasat, Inc. (a)	71,996	628,525
Viavi Solutions, Inc. (a)	30,927	281,745
		4,572,978

Construction & Engineering - 2.2%
Ameresco, Inc. - Class A (a)	2,041	28,125
Arcosa, Inc.	17,882	1,542,680
Argan, Inc.	1,629	342,579
Construction Partners, Inc. - Class A (a)	9,739	1,019,576
Fluor Corp. (a)	6,500	270,270
Granite Construction, Inc.	4,241	379,357
Great Lakes Dredge & Dock Corp. (a)	7,625	85,247
MasTec, Inc. (a)	3,118	486,190
Matrix Service Co. (a)	2,300	28,106
MYR Group, Inc. (a)	3,482	546,152
Northwest Pipe Co. (a)	275	10,626
Orion Group Holdings, Inc. (a)	4,051	33,380
Primoris Services Corp.	2,580	186,044
Tutor Perini Corp. (a)	2,405	88,696
Valmont Industries, Inc.	9,190	2,922,788
WillScot Holdings Corp.	53,923	1,453,225
		9,423,041

Construction Materials - 0.6%
Eagle Materials, Inc.	6,320	1,277,967
Knife River Corp. (a)	8,236	775,007
Titan America SA (a)	29,972	428,600
		2,481,574

Consumer Finance - 1.1%
Atlanticus Holdings Corp. (a)	139	6,818
Bread Financial Holdings, Inc.	23,687	1,213,722
Dave, Inc. (a)	1,859	373,324
EZCORP, Inc. - Class A (a)	3,639	48,945
FirstCash Holdings, Inc.	11,651	1,490,280
Green Dot Corp. - Class A (a)	1,259	11,633
LendingClub Corp. (a)	5,572	55,887
Medallion Financial Corp.	799	7,327
Navient Corp.	5,925	79,632
OneMain Holdings, Inc.	5,693	295,125
Regional Management Corp.	372	9,839
SLM Corp.	31,744	1,027,553
World Acceptance Corp. (a)	210	32,441
		4,652,526

Consumer Staples Distribution & Retail - 0.7%
Andersons, Inc.	4,169	148,041
Grocery Outlet Holding Corp. (a)	18,442	250,442
Ingles Markets, Inc. - Class A	1,638	102,048
Natural Grocers by Vitamin Cottage, Inc.	1,745	85,208
PriceSmart, Inc.	16,066	1,734,807
SpartanNash Co.	3,974	77,334
Sprouts Farmers Market, Inc. (a)	185	31,979
United Natural Foods, Inc. (a)	7,919	242,084
Village Super Market, Inc. - Class A	945	36,458
Weis Markets, Inc.	1,459	110,592
		2,818,993

Containers & Packaging - 0.6%
AptarGroup, Inc.	1,673	265,003
Avery Dennison Corp.	4,949	879,586
Graphic Packaging Holding Co.	21,741	483,085
Silgan Holdings, Inc.	18,795	1,035,041
		2,662,715

Distributors - 0.0%(b)
Pool Corp.	592	177,949

Diversified Consumer Services - 0.8%
ADT, Inc.	62,198	517,487
American Public Education, Inc. (a)	2,009	59,165
Bright Horizons Family Solutions, Inc. (a)	1,703	220,028
Duolingo, Inc. (a)	705	366,325
Lincoln Educational Services Corp. (a)	3,491	83,086
OneSpaWorld Holdings Ltd.	31,188	588,206
Perdoceo Education Corp.	6,934	236,033
Stride, Inc. (a)	9,385	1,420,795
Universal Technical Institute, Inc. (a)	5,304	188,451
		3,679,576

Diversified Telecommunication Services - 0.1%
ATN International, Inc.	1,084	15,404
Frontier Communications Parent, Inc. (a)	340	12,318
Globalstar, Inc. (a)	8,872	163,777
Iridium Communications, Inc.	7,508	190,703
Liberty Global Ltd. - Class A (a)	5,316	51,193
Liberty Global Ltd. - Class C (a)	7,440	73,507
Shenandoah Telecommunications Co.	5,679	71,442
		578,344

Electric Utilities - 0.6%
ALLETE, Inc.	6,827	444,028
IDACORP, Inc.	5,881	699,545
Portland General Electric Co.	37,076	1,572,022
		2,715,595

Electrical Equipment - 0.4%
Atkore, Inc.	798	51,950
Babcock & Wilcox Enterprises, Inc. (a)	66,457	46,400
Bloom Energy Corp. - Class A (a)	16,965	313,343
EnerSys	1,378	115,242
Powell Industries, Inc.	1,200	203,508
Preformed Line Products Co.	112	15,976
Regal Rexnord Corp.	7,987	1,065,785
Shoals Technologies Group, Inc. - Class A (a)	3,480	16,426
		1,828,630

Electronic Equipment, Instruments & Components - 3.6%
Advanced Energy Industries, Inc.	1,520	174,466
Arrow Electronics, Inc. (a)	695	82,274
Avnet, Inc.	9,345	467,343
Badger Meter, Inc.	570	141,485
Bel Fuse, Inc. - Class B	505	37,269
Benchmark Electronics, Inc.	25,835	943,494
Celestica, Inc. (a)	10,640	1,227,643
Coherent Corp. (a)	26,613	2,012,741
Crane NXT Co.	13,159	705,454
Daktronics, Inc. (a)	5,006	74,289
ePlus, Inc. (a)	2,718	193,984
Innoviz Technologies Ltd. (a)	43,422	39,514
IPG Photonics Corp. (a)	8,525	564,867
Itron, Inc. (a)	3,765	435,234
Kimball Electronics, Inc. (a)	2,291	41,467
Knowles Corp. (a)	40,697	667,838
Littelfuse, Inc.	4,524	927,691
Methode Electronics, Inc.	2,110	16,775
Mirion Technologies, Inc. (a)	37,463	715,543
M-Tron Industries, Inc. (a)	59	2,730
nLight, Inc. (a)	14,104	213,394
Novanta, Inc. (a)	8,974	1,111,161
OSI Systems, Inc. (a)	3,709	812,679
PC Connection, Inc.	1,435	93,849
Plexus Corp. (a)	3,036	398,505
Rogers Corp. (a)	1,548	103,050
Sanmina Corp. (a)	17,502	1,482,244
ScanSource, Inc. (a)	3,281	132,487
Teledyne Technologies, Inc. (a)	825	411,560
TTM Technologies, Inc. (a)	26,930	804,130
Vishay Intertechnology, Inc.	12,073	169,867
Vishay Precision Group, Inc. (a)	1,019	26,209
Vontier Corp.	11,610	415,057
		15,646,293

Energy Equipment & Services - 1.8%
Archrock, Inc.	18,990	472,851
Aris Water Solutions, Inc. - Class A	8,179	180,265
Atlas Energy Solutions, Inc.	10,265	124,720
Bristow Group, Inc. (a)	2,610	76,369
Cactus, Inc. - Class A	1,881	77,121
ChampionX Corp.	16,832	405,146
Expro Group Holdings NV (a)	101,736	846,443
Forum Energy Technologies, Inc. (a)	1,220	17,983
Geospace Technologies Corp. (a)	904	5,261
Helix Energy Solutions Group, Inc. (a)	16,121	99,789
Helmerich & Payne, Inc.	9,150	139,537
Hunting PLC	95,216	329,649
Innovex International, Inc. (a)	7,799	107,626
Kodiak Gas Services, Inc.	6,517	230,115
Liberty Energy, Inc.	58,142	673,866
Nabors Industries Ltd. (a)	597	15,409
Natural Gas Services Group, Inc. (a)	1,559	37,369
Noble Corp. PLC	5,584	138,316
NOV, Inc.	43,149	517,788
Oceaneering International, Inc. (a)	15,735	300,066
Oil States International, Inc. (a)	5,223	22,720
Patterson-UTI Energy, Inc.	61,109	337,322
ProFrac Holding Corp. - Class A (a)	1,642	13,694
ProPetro Holding Corp. (a)	8,962	48,395
Ranger Energy Services, Inc. - Class A	1,823	19,415
RPC, Inc.	10,137	45,008
Seadrill Ltd. (a)	2,545	59,044
Select Water Solutions, Inc.	35,210	283,088
TechnipFMC PLC	31,195	971,724
TETRA Technologies, Inc. (a)	103,076	276,244
Tidewater, Inc. (a)	6,965	276,580
Transocean Ltd. (a)	195,844	487,652
Valaris Ltd. (a)	1,367	51,427
Weatherford International PLC	1,666	72,638
		7,760,640

Entertainment - 0.1%
Lionsgate Studios Corp. (a)	64,592	467,000
Marcus Corp.	2,576	47,604
Starz Entertainment Corp. (a)	4,283	89,772
		604,376

Financial Services - 0.7%
Enact Holdings, Inc.	1,112	39,365
Essent Group Ltd.	4,852	281,416
Federal Agricultural Mortgage Corp. - Class C	671	125,088
Finance Of America Cos., Inc. (a)	560	12,298
International Money Express, Inc. (a)	1,872	20,648
Jack Henry & Associates, Inc.	932	168,850
Jackson Financial, Inc. - Class A	7,745	634,393
Merchants Bancorp/IN	1,400	44,828
MGIC Investment Corp.	471	12,458
NMI Holdings, Inc. - Class A (a)	5,895	234,149
Payoneer Global, Inc. (a)	16,998	115,756
PennyMac Financial Services, Inc.	2,000	192,000
Radian Group, Inc.	10,232	349,423
Shift4 Payments, Inc. - Class A (a)	6,882	652,345
		2,883,017

Food Products - 0.7%
B&G Foods, Inc.	5,743	24,178
Cal-Maine Foods, Inc.	5,347	512,938
Darling Ingredients, Inc. (a)	3,797	118,314
Dole PLC	6,864	97,194
Fresh Del Monte Produce, Inc.	4,252	150,181
Freshpet, Inc. (a)	4,672	374,507
Hain Celestial Group, Inc. (a)	26,294	49,170
John B Sanfilippo & Son, Inc.	161	10,005
Mission Produce, Inc. (a)	2,907	32,500
Nomad Foods Ltd.	28,809	504,157
Seaboard Corp.	27	72,284
Seneca Foods Corp. - Class A (a)	816	76,957
TreeHouse Foods, Inc. (a)	13,049	293,081
Vital Farms, Inc. (a)	15,061	479,542
WK Kellogg Co.	6,524	110,386
		2,905,394

Gas Utilities - 1.0%
Atmos Energy Corp.	5,150	796,602
Chesapeake Utilities Corp.	1,432	174,976
New Jersey Resources Corp.	14,275	655,080
Northwest Natural Holding Co.	13,470	551,866
Spire, Inc.	26,561	1,999,512
		4,178,036

Ground Transportation - 1.0%
ArcBest Corp.	2,471	154,907
Covenant Logistics Group, Inc.	1,804	40,951
Heartland Express, Inc.	3,945	35,308
Hertz Global Holdings, Inc. (a)	3,880	25,414
Knight-Swift Transportation Holdings, Inc.	50,807	2,251,766
Marten Transport Ltd.	6,237	81,330
RXO, Inc. (a)	11,807	183,363
Ryder System, Inc.	4,246	624,714
Saia, Inc. (a)	273	72,184
Schneider National, Inc. - Class B	25,120	582,030
Universal Logistics Holdings, Inc.	715	17,203
Werner Enterprises, Inc.	6,822	177,031
		4,246,201

Health Care Equipment & Supplies - 2.2%
Accuray, Inc. (a)	64,097	98,068
Alphatec Holdings, Inc. (a)	77,114	958,527
AtriCure, Inc. (a)	9,822	339,547
Bioventus, Inc. - Class A (a)	3,172	20,555
CONMED Corp.	3,303	187,445
CytoSorbents Corp. (a)	2,079	1,746
Enovis Corp. (a)	33,483	1,048,018
Envista Holdings Corp. (a)	69,618	1,271,921
Globus Medical, Inc. - Class A (a)	8,550	505,989
Haemonetics Corp. (a)	12,870	871,428
Integer Holdings Corp. (a)	4,129	490,360
Integra LifeSciences Holdings Corp. (a)	10,836	137,184
Kewaunee Scientific Corp. (a)	96	3,692
Neogen Corp. (a)	12,118	71,011
Novocure Ltd. (a)	12,035	229,989
OraSure Technologies, Inc. (a)	50,704	146,027
QuidelOrtho Corp. (a)	9,486	290,936
SI-BONE, Inc. (a)	28,472	538,121
Teleflex, Inc.	9,164	1,120,482
UFP Technologies, Inc. (a)	3,749	878,016
Varex Imaging Corp. (a)	16,150	123,870
Zimvie, Inc. (a)	16,049	146,688
		9,479,620

Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	14,756	334,076
Brookdale Senior Living, Inc. (a)	20,812	135,486
Chemed Corp.	687	394,915
CorVel Corp. (a)	693	77,110
Cross Country Healthcare, Inc. (a)	3,374	44,469
DocGo, Inc. (a)	1,042	1,480
Encompass Health Corp.	6,892	833,243
Ensign Group, Inc.	7,084	1,043,190
HealthEquity, Inc. (a)	7,177	722,078
Hinge Health, Inc. - Class A (a)	4,426	171,906
National Research Corp.	30,931	417,878
NeoGenomics, Inc. (a)	42,556	309,808
Nutex Health, Inc. (a)	531	89,070
Pediatrix Medical Group, Inc. (a)	21,387	302,626
Premier, Inc. - Class A	10,166	233,615
RadNet, Inc. (a)	14,303	822,279
Talkspace, Inc. (a)	79,348	253,120
Tenet Healthcare Corp. (a)	2,782	469,518
US Physical Therapy, Inc.	17,464	1,309,625
		7,965,492

Health Care Technology - 0.3%
Phreesia, Inc. (a)	35,447	868,097
Schrodinger, Inc./United States (a)	12,813	277,017
		1,145,114

Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment, Inc. (a)	5,974	67,028
BJ's Restaurants, Inc. (a)	2,621	116,923
Boyd Gaming Corp.	9,343	700,445
Brinker International, Inc. (a)	4,787	826,380
Cheesecake Factory, Inc.	4,697	259,133
Cracker Barrel Old Country Store, Inc.	2,638	151,527
Dave & Buster's Entertainment, Inc. (a)	6,511	142,982
Full House Resorts, Inc. (a)	2,886	9,177
Hilton Grand Vacations, Inc. (a)	23,119	882,452
International Game Technology PLC	66,687	980,966
Life Time Group Holdings, Inc. (a)	18,361	525,125
Monarch Casino & Resort, Inc.	1,392	116,566
Planet Fitness, Inc. - Class A (a)	8,871	912,205
Playa Hotels & Resorts NV (a)	9,056	121,894
Potbelly Corp. (a)	2,325	24,808
RCI Hospitality Holdings, Inc.	737	29,649
Red Rock Resorts, Inc. - Class A	30,010	1,442,581
Super Group SGHC Ltd.	24,692	215,808
Target Hospitality Corp. (a)	1,214	8,874
Texas Roadhouse, Inc.	2,094	408,770
United Parks & Resorts, Inc. (a)	4,039	180,907
Wyndham Hotels & Resorts, Inc.	2,866	237,247
		8,361,447

Household Durables - 2.0%
Century Communities, Inc.	8,014	415,686
Champion Homes, Inc. (a)	14,343	938,032
Cricut, Inc. - Class A	4,528	27,440
Dream Finders Homes, Inc. - Class A (a)	94,981	1,981,304
Ethan Allen Interiors, Inc.	2,619	68,435
Flexsteel Industries, Inc.	395	11,996
Hamilton Beach Brands Holding Co. - Class A	933	17,046
Hooker Furnishings Corp.	707	6,943
Hovnanian Enterprises, Inc. - Class A (a)	198	17,875
Installed Building Products, Inc.	10,376	1,654,765
Landsea Homes Corp. (a)	435	4,902
La-Z-Boy, Inc.	7,475	313,128
Lovesac Co. (a)	1,355	25,935
M/I Homes, Inc. (a)	4,138	441,152
Meritage Homes Corp.	4,490	285,609
Mohawk Industries, Inc. (a)	56	5,634
Smith Douglas Homes Corp. (a)	29,891	561,353
Somnigroup International, Inc.	9,483	616,964
Taylor Morrison Home Corp. (a)	8,123	457,162
Tri Pointe Homes, Inc. (a)	9,878	291,203
Whirlpool Corp.	5,411	422,545
		8,565,109

Household Products - 0.1%
Central Garden & Pet Co. (a)	1,067	38,476
Central Garden & Pet Co. - Class A (a)	5,850	187,025
Church & Dwight Co., Inc.	927	91,133
Oil-Dri Corp. of America	1,086	54,485
WD-40 Co.	383	93,310
		464,429

Independent Power and Renewable Electricity Producers - 0.7%
Montauk Renewables, Inc. (a)	4,298	7,908
Ormat Technologies, Inc.	15,655	1,163,636
Talen Energy Corp. (a)	3,309	807,231
TransAlta Corp.	33,286	325,256
Vistra Corp.	3,478	558,463
XPLR Infrastructure LP	710	6,262
		2,868,756

Insurance - 6.4%
Ambac Financial Group, Inc. (a)	3,097	24,249
American Coastal Insurance Corp.	464	5,011
AMERISAFE, Inc.	2,643	125,463
Assured Guaranty Ltd.	2,963	250,522
Axis Capital Holdings Ltd.	10,703	1,110,971
Brighthouse Financial, Inc. (a)	5,498	328,835
CNO Financial Group, Inc.	61,409	2,331,086
Crawford & Co. - Class A	1,199	12,458
Crawford & Co. - Class B	501	4,940
Employers Holdings, Inc.	1,650	80,305
Enstar Group Ltd. (a)	834	279,398
Fidelis Insurance Holdings Ltd.	5,389	94,200
Genworth Financial, Inc. - Class A (a)	31,554	222,456
Goosehead Insurance, Inc. - Class A	37,111	4,017,637
Greenlight Capital Re Ltd. - Class A (a)	1,064	15,364
Hagerty, Inc. - Class A (a)	8,266	80,345
Hanover Insurance Group, Inc.	22,995	4,046,660
HCI Group, Inc.	3,954	667,317
Heritage Insurance Holdings, Inc. (a)	1,089	26,648
Horace Mann Educators Corp.	35,946	1,561,135
Kemper Corp.	20,418	1,301,239
Kinsale Capital Group, Inc.	6,065	2,862,619
Oscar Health, Inc. - Class A (a)	2,324	32,071
Palomar Holdings, Inc. (a)	6,976	1,196,175
Primerica, Inc.	485	131,241
RLI Corp.	3,642	279,961
Root, Inc./OH (a)	4,160	544,918
Ryan Specialty Holdings, Inc.	52,090	3,728,081
Selective Insurance Group, Inc.	22,027	1,938,817
Selectquote, Inc. (a)	304	660
SiriusPoint Ltd. (a)	8,968	175,683
Skyward Specialty Insurance Group, Inc. (a)	1,935	122,582
Stewart Information Services Corp.	2,471	149,100
TWFG, Inc. (a)	85	2,976
United Fire Group, Inc.	333	9,474
Universal Insurance Holdings, Inc.	1,992	54,063
White Mountains Insurance Group Ltd.	92	164,202
		27,978,862

Interactive Media & Services - 2.1%
Auto Trader Group PLC - ADR	1,622,549	4,299,755
Cargurus, Inc. (a)	24,167	757,394
Cars.com, Inc. (a)	6,615	67,804
QuinStreet, Inc. (a)	16,840	257,147
Rightmove PLC - ADR	182,643	3,744,181
		9,126,281

IT Services - 1.2%
DXC Technology Co. (a)	22,387	340,282
Endava PLC - ADR (a)	137,613	2,124,745
Globant SA (a)	1,759	172,540
Grid Dynamics Holdings, Inc. (a)	12,478	156,349
Kyndryl Holdings, Inc. (a)	45,936	1,793,342
Unisys Corp. (a)	56,063	267,421
Wix.com Ltd. (a)	2,754	410,208
		5,264,887

Leisure Products - 0.5%
BRP, Inc.	1,510	66,513
Brunswick Corp./DE	1,315	66,565
Clarus Corp.	1,947	6,192
Escalade, Inc.	526	7,806
Funko, Inc. - Class A (a)	3,188	13,358
JAKKS Pacific, Inc.	780	15,701
Latham Group, Inc. (a)	1,408	7,955
Malibu Boats, Inc. - Class A (a)	1,909	57,537
Marine Products Corp.	571	4,745
MasterCraft Boat Holdings, Inc. (a)	1,557	26,485
Mattel, Inc. (a)	74,408	1,409,288
Polaris, Inc.	3,778	148,173
Sturm Ruger & Co., Inc.	1,895	68,599
Topgolf Callaway Brands Corp. (a)	7,601	48,190
YETI Holdings, Inc. (a)	6,779	207,166
		2,154,273

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	3,385	163,834
Bruker Corp.	19,960	732,532
Charles River Laboratories International, Inc. (a)	2,002	271,531
Inotiv, Inc. (a)	1,768	4,597
Standard BioTools, Inc. (a)	51,576	52,092
Stevanato Group SpA	5,666	125,842
West Pharmaceutical Services, Inc.	520	109,642
		1,460,070

Machinery - 5.0%
Alamo Group, Inc.	1,181	233,885
Albany International Corp. - Class A	13,394	884,942
Astec Industries, Inc.	2,194	86,202
Blue Bird Corp. (a)	2,831	109,560
Chart Industries, Inc. (a)	10,380	1,628,207
Columbus McKinnon Corp./NY	12,625	183,820
Crane Co.	1,049	179,799
Enerpac Tool Group Corp.	81,056	3,475,681
Enpro, Inc.	789	146,076
Esab Corp.	2,642	324,940
ESCO Technologies, Inc.	1,551	281,103
Federal Signal Corp.	12,170	1,144,832
Gates Industrial Corp. PLC (a)	63,438	1,341,714
Graco, Inc.	2,415	204,454
Graham Corp. (a)	974	38,405
Greenbrier Cos., Inc.	3,656	164,776
Helios Technologies, Inc.	5,273	159,877
Hillman Solutions Corp. (a)	62,560	452,934
Hyster-Yale, Inc.	938	37,670
JBT Marel Corp.	11,245	1,291,039
Kadant, Inc.	735	230,724
Kennametal, Inc.	8,763	188,667
Lincoln Electric Holdings, Inc.	5,200	1,006,668
Lindsay Corp.	1,746	243,392
Luxfer Holdings PLC	2,811	32,130
Manitowoc Co., Inc. (a)	950	9,985
Mayville Engineering Co., Inc. (a)	1,096	17,273
Middleby Corp. (a)	5,026	734,449
Miller Industries, Inc./TN	1,303	59,065
Mueller Industries, Inc.	5,470	425,949
Mueller Water Products, Inc. - Class A	41,127	1,008,845
Nordson Corp.	83	17,595
Omega Flex, Inc.	18,679	611,177
Park-Ohio Holdings Corp.	831	15,207
Perma-Pipe International Holdings, Inc. (a)	600	7,974
RBC Bearings, Inc. (a)	2,997	1,096,512
REV Group, Inc.	2,696	101,073
SPX Technologies, Inc. (a)	1,996	303,572
Standex International Corp.	1,364	205,882
Stratasys Ltd. (a)	49,219	508,432
Tennant Co.	1,393	103,667
Terex Corp.	6,949	312,775
Timken Co.	4,115	281,836
Toro Co.	3,098	234,766
Trinity Industries, Inc.	8,951	230,399
Wabash National Corp.	2,897	25,117
Watts Water Technologies, Inc. - Class A	3,895	943,057
Worthington Enterprises, Inc.	3,322	195,699
		21,521,803

Marine Transportation - 0.7%
Costamare Bulkers Holdings Ltd. (a)	892	8,349
Costamare, Inc.	4,460	38,222
Genco Shipping & Trading Ltd.	4,673	61,871
Kirby Corp. (a)	18,131	2,006,014
Matson, Inc.	4,230	477,355
Pangaea Logistics Solutions Ltd.	3,380	15,210
Safe Bulkers, Inc.	2,379	9,040
Star Bulk Carriers Corp.	34,547	570,371
		3,186,432

Media - 0.7%
AMC Networks, Inc. - Class A (a)	4,427	29,263
Cable One, Inc.	555	81,213
Criteo SA - ADR (a)	37,516	955,157
EchoStar Corp. - Class A (a)	11,790	209,037
Gambling.com Group Ltd. (a)	1,617	19,064
John Wiley & Sons, Inc. - Class A	3,288	128,627
Magnite, Inc. (a)	47,547	777,869
New York Times Co/The - Class A	7,900	451,248
Nexstar Media Group, Inc.	1,917	326,695
Scholastic Corp.	2,093	36,146
		3,014,319

Metals & Mining - 2.0%
Alcoa Corp.	15,539	415,979
Alpha Metallurgical Resources, Inc. (a)	1,279	143,299
Caledonia Mining Corp. PLC	1,700	29,070
Capstone Copper Corp. (a)	133,797	725,361
Carpenter Technology Corp.	5,056	1,188,160
Cleveland-Cliffs, Inc. (a)	46,497	271,078
Coeur Mining, Inc. (a)	11,652	94,148
Commercial Metals Co.	45,662	2,127,393
Constellium SE (a)	54,474	661,314
ERO Copper Corp. (a)	46,457	655,508
Kaiser Aluminum Corp.	1,756	127,468
Materion Corp.	734	56,834
Metallus, Inc. (a)	3,276	41,376
Olympic Steel, Inc.	1,366	40,502
Radius Recycling, Inc. - Class A	726	21,497
Ramaco Resources, Inc.	3,507	31,703
Ramaco Resources, Inc. - Class B	826	6,156
Ryerson Holding Corp.	27,708	575,218
SunCoke Energy, Inc.	12,065	98,209
thyssenkrupp AG	43,435	424,420
Warrior Met Coal, Inc.	19,750	897,638
Worthington Steel, Inc.	978	24,352
		8,656,683

Multi-Utilities - 0.6%
Black Hills Corp.	19,415	1,135,195
Northwestern Energy Group, Inc.	24,468	1,353,815
		2,489,010

Oil, Gas & Consumable Fuels - 3.1%
Amplify Energy Corp. (a)	4,789	13,744
Antero Resources Corp. (a)	36,005	1,348,387
Ardmore Shipping Corp.	5,082	48,838
Berry Corp.	7,330	17,519
BKV Corp. (a)	31,635	680,153
California Resources Corp.	7,895	348,722
Civitas Resources, Inc.	9,516	260,453
CNX Resources Corp. (a)	40,146	1,295,913
Comstock Resources, Inc. (a)	7,249	168,902
Core Natural Resources, Inc.	6,083	421,552
Crescent Energy Co. - Class A	19,182	160,937
CVR Energy, Inc.	3,756	87,853
Devon Energy Corp.	16,188	489,849
DHT Holdings, Inc.	70,820	820,096
Dorian LPG Ltd.	5,064	108,420
Evolution Petroleum Corp.	1,128	5,065
Gran Tierra Energy, Inc. (a)	3,835	18,293
Granite Ridge Resources, Inc.	7,912	44,465
Green Plains, Inc. (a)	2,332	9,701
Hallador Energy Co. (a)	2,890	49,853
HighPeak Energy, Inc.	2,712	26,822
Infinity Natural Resources, Inc. - Class A (a)	38,427	640,962
International Seaways, Inc.	6,146	227,709
Kimbell Royalty Partners LP	9,265	121,372
Kosmos Energy Ltd. (a)	268,172	445,166
Magnolia Oil & Gas Corp. - Class A	19,556	420,454
Matador Resources Co.	8,335	358,488
Murphy Oil Corp.	29,185	610,842
Nordic American Tankers Ltd.	17,713	46,939
Northern Oil & Gas, Inc.	10,083	268,006
PBF Energy, Inc. - Class A	6,218	118,453
Peabody Energy Corp.	15,542	204,533
Permian Resources Corp.	29,895	376,976
REX American Resources Corp. (a)	1,892	79,729
Riley Exploration Permian, Inc.	1,769	45,393
SandRidge Energy, Inc.	2,779	27,262
Scorpio Tankers, Inc.	26,776	1,064,078
SFL Corp. Ltd.	14,626	125,491
Sitio Royalties Corp. - Class A	9,325	159,178
SM Energy Co.	29,605	693,349
Talos Energy, Inc. (a)	17,870	143,675
Teekay Corp. Ltd.	7,521	63,552
Teekay Tankers Ltd.	3,633	160,542
Texas Pacific Land Corp.	49	54,587
VAALCO Energy, Inc.	12,937	41,010
Viper Energy, Inc.	8,763	347,803
Vital Energy, Inc. (a)	4,168	62,020
Vitesse Energy, Inc.	3,642	76,227
Whitecap Resources, Inc.	37,633	234,735
		13,644,068

Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,050	59,019
Louisiana-Pacific Corp.	2,796	251,836
Mercer International, Inc.	1,870	6,695
Sylvamo Corp.	2,078	110,072
		427,622

Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	13,950	710,474
Allegiant Travel Co.	1,874	104,157
JetBlue Airways Corp. (a)	31,638	159,772
SkyWest, Inc. (a)	5,283	535,960
Sun Country Airlines Holdings, Inc. (a)	5,857	67,824
		1,578,187

Personal Care Products - 0.1%
elf Beauty, Inc. (a)	4,504	506,655
Medifast, Inc. (a)	873	12,283
Nature's Sunshine Products, Inc. (a)	1,484	22,943
Nu Skin Enterprises, Inc. - Class A	6,774	58,459
		600,340

Pharmaceuticals - 0.4%
Amneal Pharmaceuticals, Inc. (a)	42,751	312,937
Amphastar Pharmaceuticals, Inc. (a)	1,376	35,377
CorMedix, Inc. (a)	9,462	114,869
Edgewise Therapeutics, Inc. (a)	10,059	143,643
Harmony Biosciences Holdings, Inc. (a)	4,484	154,698
Innoviva, Inc. (a)	7,473	146,247
Pacira BioSciences, Inc. (a)	5,949	153,722
SIGA Technologies, Inc.	5,726	34,241
Supernus Pharmaceuticals, Inc. (a)	5,989	189,851
Verona Pharma PLC - ADR (a)	3,359	272,751
		1,558,336

Professional Services - 1.7%
Alight, Inc. - Class A	93,439	510,177
Conduent, Inc. (a)	133,191	298,348
CRA International, Inc.	950	180,548
Exponent, Inc.	2,290	174,819
First Advantage Corp. (a)	44,908	768,825
Heidrick & Struggles International, Inc.	1,845	80,553
IBEX Holdings Ltd. (a)	1,278	36,794
KBR, Inc.	35,053	1,829,416
Kelly Services, Inc. - Class A	3,199	37,492
Korn Ferry	10,323	702,067
Maximus, Inc.	5,900	427,809
NV5 Global, Inc. (a)	12,495	276,139
Paylocity Holding Corp. (a)	3,255	621,379
Resources Connection, Inc.	69	360
TriNet Group, Inc.	10,605	882,442
TrueBlue, Inc. (a)	3,188	19,128
Verra Mobility Corp. (a)	27,622	653,260
		7,499,556

Real Estate Management & Development - 0.9%
Colliers International Group, Inc.	3,871	466,378
Cushman & Wakefield PLC (a)	154,360	1,548,231
FirstService Corp.	2,224	390,078
FirstService Corp.	4,645	814,191
Forestar Group, Inc. (a)	1,980	37,917
Howard Hughes Holdings, Inc. (a)	3,202	218,729
Newmark Group, Inc. - Class A	42,840	471,668
		3,947,192

Semiconductors & Semiconductor Equipment - 2.4%
CEVA, Inc. (a)	7,482	140,362
Credo Technology Group Holding Ltd. (a)	9,840	599,846
Diodes, Inc. (a)	7,047	312,887
Ichor Holdings Ltd. (a)	11,681	184,326
Impinj, Inc. (a)	3,689	420,878
indie Semiconductor, Inc. - Class A (a)	56,524	149,789
Lattice Semiconductor Corp. (a)	5,950	267,393
MACOM Technology Solutions Holdings, Inc. (a)	11,724	1,425,756
MKS, Inc.	2,593	213,119
NVE Corp.	4,696	334,167
Onto Innovation, Inc. (a)	10,102	928,778
Photronics, Inc. (a)	7,677	128,283
Power Integrations, Inc.	13,733	682,942
Rambus, Inc. (a)	20,852	1,114,956
Semtech Corp. (a)	8,665	323,464
Silicon Laboratories, Inc. (a)	6,409	772,477
Silicon Motion Technology Corp. - ADR	21,158	1,294,870
Tower Semiconductor Ltd. (a)	13,212	521,081
Veeco Instruments, Inc. (a)	35,903	693,287
		10,508,661

Software - 6.4%
ACI Worldwide, Inc. (a)	52,108	2,410,516
Adeia, Inc.	34,529	443,352
Agilysys, Inc. (a)	4,504	477,019
Appfolio, Inc. - Class A (a)	12,956	2,735,918
BlackBerry Ltd. (a)	47,722	188,979
BlackLine, Inc. (a)	12,946	724,070
Box, Inc. - Class A (a)	7,577	286,562
CCC Intelligent Solutions Holdings, Inc. (a)	9,956	87,414
Cognyte Software Ltd. (a)	56,987	621,443
Commvault Systems, Inc. (a)	1,887	345,604
Computer Modelling Group Ltd.	8,031	39,400
CoreCard Corp. (a)	9	238
CyberArk Software Ltd. (a)	2,069	791,972
Elastic NV (a)	3,349	270,834
Fair Isaac Corp. (a)	154	265,847
Guidewire Software, Inc. (a)	4,479	963,074
Klaviyo, Inc. - Class A (a)	19,274	655,316
Manhattan Associates, Inc. (a)	1,672	315,640
MARA Holdings, Inc. (a)	12,478	176,189
nCino, Inc. (a)	134,312	3,532,406
NCR Voyix Corp. (a)	77,364	857,967
OneSpan, Inc.	17,244	274,697
Onestream, Inc. (a)	158,179	4,438,503
Q2 Holdings, Inc. (a)	6,378	558,202
Qualys, Inc. (a)	1,613	223,481
Radware Ltd. (a)	11,482	267,760
SPS Commerce, Inc. (a)	19,516	2,747,072
Tenable Holdings, Inc. (a)	9,891	318,688
Teradata Corp. (a)	24,750	543,510
Tyler Technologies, Inc. (a)	509	293,688
UiPath, Inc. - Class A (a)	26,341	350,599
Varonis Systems, Inc. (a)	10,829	516,327
Verint Systems, Inc. (a)	49,235	863,582
Vertex, Inc. - Class A (a)	4,889	193,458
Xperi, Inc. (a)	27,790	216,484
		27,995,811

Specialty Retail - 2.8%
Abercrombie & Fitch Co. - Class A (a)	2,561	201,013
Academy Sports & Outdoors, Inc.	6,281	256,956
Advance Auto Parts, Inc.	7,429	356,072
American Eagle Outfitters, Inc.	19,911	218,225
Arhaus, Inc. (a)	3,318	29,796
Asbury Automotive Group, Inc. (a)	670	152,700
Bath & Body Works, Inc.	30,211	849,533
Boot Barn Holdings, Inc. (a)	5,945	953,043
Buckle, Inc.	3,225	137,417
Build-A-Bear Workshop, Inc.	1,208	61,656
Caleres, Inc.	13,058	175,630
Designer Brands, Inc. - Class A	3,789	13,451
Destination XL Group, Inc. (a)	2,921	3,301
Five Below, Inc. (a)	6,864	800,136
Floor & Decor Holdings, Inc. - Class A (a)	1,806	129,472
Foot Locker, Inc. (a)	7,392	175,634
Gap Inc/The	34,709	774,358
Genesco, Inc. (a)	964	20,948
Guess?, Inc.	3,652	38,273
Haverty Furniture Cos., Inc.	1,308	27,416
Lands' End, Inc. (a)	1,611	13,565
Murphy USA, Inc.	251	107,124
National Vision Holdings, Inc. (a)	31,903	631,998
ODP Corp. (a)	12,494	205,526
Revolve Group, Inc. (a)	108,345	2,231,907
Shoe Carnival, Inc.	2,062	39,632
Signet Jewelers Ltd.	4,143	275,799
Tile Shop Holdings, Inc. (a)	2,384	15,186
Tractor Supply Co.	3,776	182,758
Urban Outfitters, Inc. (a)	7,034	491,677
Valvoline, Inc. (a)	42,535	1,471,286
Warby Parker, Inc. - Class A (a)	33,890	717,451
Wayfair, Inc. - Class A (a)	4,188	172,713
Winmark Corp.	464	197,116
		12,128,768

Technology Hardware, Storage & Peripherals - 0.0%(b)
Diebold Nixdorf, Inc. (a)	2,661	128,180
Eastman Kodak Co. (a)	4,322	24,549
		152,729

Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	3,533	110,830
Columbia Sportswear Co.	3,552	226,547
Crocs, Inc. (a)	1,841	187,782
Dr Martens PLC	328,506	263,989
G-III Apparel Group Ltd. (a)	5,445	158,177
Gildan Activewear, Inc.	36,906	1,719,820
Movado Group, Inc.	1,330	21,546
Oxford Industries, Inc.	1,591	85,405
PVH Corp.	2,867	240,169
Rocky Brands, Inc.	884	20,111
Superior Group of Cos., Inc.	1,445	14,248
Under Armour, Inc. - Class A (a)	19,402	130,187
Under Armour, Inc. - Class C (a)	96,478	607,811
Unifi, Inc. (a)	750	3,765
Vera Bradley, Inc. (a)	2,217	4,478
		3,794,865

Trading Companies & Distributors - 2.8%
AerCap Holdings NV	13,444	1,555,874
Air Lease Corp.	30,038	1,730,489
Applied Industrial Technologies, Inc.	2,082	471,615
BlueLinx Holdings, Inc. (a)	1,255	83,985
Boise Cascade Co.	4,068	353,428
DNOW, Inc. (a)	9,229	133,082
GATX Corp.	10,106	1,609,279
H&E Equipment Services, Inc.	3,759	355,752
Herc Holdings, Inc.	9,294	1,152,456
Hudson Technologies, Inc. (a)	104	744
Karat Packaging, Inc.	860	27,056
McGrath RentCorp	9,859	1,107,954
MRC Global, Inc. (a)	8,198	101,737
NPK International, Inc. (a)	10,115	81,830
Rush Enterprises, Inc. - Class A	22,820	1,133,013
Rush Enterprises, Inc. - Class B	897	46,837
SiteOne Landscape Supply, Inc. (a)	7,598	887,522
Transcat, Inc. (a)	1,245	108,788
Watsco, Inc.	615	272,796
WESCO International, Inc.	6,280	1,054,349
		12,268,586

Water Utilities - 0.0%(b)
American States Water Co.	2,477	195,361

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	13,682	470,113
United States Cellular Corp. (a)	1,872	116,008
		586,121
TOTAL COMMON STOCKS (Cost $403,709,453)		410,196,922

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%	Shares	Value
Diversified REITs - 0.2%
Alexander & Baldwin, Inc.	18,753	335,866
Broadstone Net Lease, Inc.	43,351	689,715
		1,025,581

Industrial REITs - 0.3%
STAG Industrial, Inc.	39,284	1,397,725

Retail REITs - 0.8%
Brixmor Property Group, Inc.	43,279	1,099,719
Getty Realty Corp.	34,966	1,023,105
Kite Realty Group Trust	21,531	476,266
NNN REIT, Inc.	19,850	828,936
		3,428,026

Specialized REITs - 0.1%
National Storage Affiliates Trust	6,726	231,374
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,147,101)		6,082,706

EXCHANGE TRADED FUNDS - 0.7%	Shares	Value
iShares Russell 2000 Value ETF	20,598	3,106,796
TOTAL EXCHANGE TRADED FUNDS (Cost $3,414,115)		3,106,796

SHORT-TERM INVESTMENTS - 3.6%	Shares	Value
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 4.25% (c)	15,437,796	15,437,796
TOTAL SHORT-TERM INVESTMENTS (Cost $15,437,796)		15,437,796

TOTAL INVESTMENTS - 100.0% (Cost $428,708,465)		434,824,220
Liabilities in Excess of Other Assets - (0.0)% (b)		(133,381)
		$434,690,839
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Column Small Cap Fund
Schedule of Forward Currency Contracts
May 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank Global Markets, Inc.	06/27/2025	CAD	1,309,871	USD	934,314	$21,500
Citibank Global Markets, Inc.	06/27/2025	USD	2,241,067	CAD	3,187,657	(84,970)
Net Unrealized Appreciation (Depreciation)						$(63,470)

CAD - Canadian Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Column Small Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	404,116,821	6,080,101	–	410,196,922
Real Estate Investment Trusts - Common	6,082,706	–	–	6,082,706
Exchange Traded Funds	3,106,796	–	–	3,106,796
Money Market Funds	15,437,796	–	–	15,437,796
Total Investments	428,744,119	6,080,101	–	434,824,220

Other Financial Instruments:
Forwards*	–	21,500	–	21,500
Total Other Financial Instruments	–	21,500	–	21,500

Liabilities:
Other Financial Instruments:
Forwards*	–	(84,970)	–	(84,970)
Total Other Financial Instruments	–	(84,970)	–	(84,970)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.